Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2019
Registrant Name	VALIC Co I
Entity Central Index Key	0000719423
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 29, 2020
Document Effective Date	Jan. 29, 2020
Prospectus Date	Jan. 29, 2020
Global Strategy Fund | Global Strategy Fund
Prospectus:
Trading Symbol	VGLSX